Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Depreciation expense	$ 674	$ 459	$ 490	$ 100